Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
Schedule of Allocation of Personnel Cost	were allocated as follows (in thousands):

	Year Ended December 31,
	2019	2018
Research and development	$4,158	$2,753
Sales and marketing	2,855	4,604
General and administrative	5,635	7,797
Total Personnel Costs	$12,648	$15,154